NUVEEN NWQ FLEXIBLE INCOME FUND
SUPPLEMENT DATED NOVEMBER 17, 2020
TO THE PROSPECTUS DATED JANUARY 31, 2020
Shareholders of Nuveen NWQ Flexible Income Fund (the “
Fund
”) have approved a change to the Fund’s fundamental investment policy regarding industry concentration. The Fund will no longer be required to invest at least 25% of its assets in securities of companies principally engaged in financial services and will not be permitted to invest more than 25% of its assets in financial services companies or any other particular industry.
As a result, the first sentence of the third paragraph of the section of the prospectus entitled “Fund Summary – Principal Investment Strategies” is hereby deleted and the section entitled “How We Manage Your Money – More About Our Investment Strategies – Financial Services Company Securities” is deleted in its entirety.
In addition, the first sentences of the sections entitled “Fund Summary – Principal Risks – Financial Services Sector Risk” and “How We Manage Your Money – What the Risks Are – Principal Risks – Financial services sector risk” are hereby deleted and each are replaced with the following:
The Fund currently invests a significant portion of its assets in the financial services sector, although this may change over time.
PLEASE KEEP THIS WITH YOUR PROSPECTUS
FOR FUTURE REFERENCE
MGN-NFIP-1120P

NUVEEN NWQ FLEXIBLE INCOME FUND
SUPPLEMENT DATED NOVEMBER 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2020
Shareholders of Nuveen NWQ Flexible Income Fund (the “
Fund
”) have approved a change to the Fund’s fundamental investment policy regarding industry concentration. The Fund will no longer be required to invest at least 25% of its assets in securities of companies principally engaged in financial services and will not be permitted to invest more than 25% of its assets in financial services companies or any other particular industry.
As a result, investment restriction number (8), as disclosed in the first paragraph of the section entitled “Investment Restrictions,” is hereby deleted and replaced with the following:
(8) Purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry; except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof.
PLEASE KEEP THIS WITH YOUR
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE
MGN-NFISAI-1120P